CONSOLIDATED BALANCE SHEETS - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 1,341,267	$ 30,688,210
Short-term investments	21,368,455	16,073,639
Marketable securities	410,080	1,104,400
Other assets	1,441,814	860,529
CURRENT ASSETS	24,561,616	48,726,778
Property, plant and equipment	279,540	0
Right-of-use assets	379,511	413,047
Exploration and evaluation assets	89,161,878	66,348,061
ASSETS	114,382,545	115,487,886
LIABILITIES
Accounts payable and accrued liabilities	4,222,346	2,228,673
Current portion of lease obligation	245,673	171,167
Flow-through premium liability	0	759,525
CURRENT LIABILITIES	4,468,019	3,159,365
Lease obligations	172,308	262,151
LIABILITIES	4,640,327	3,421,516
SHAREHOLDERS' EQUITY
Share capital	183,542,846	183,190,992
Contributed surplus	37,790,810	35,472,638
Deficit	(111,591,438)	(106,597,260)
SHAREHOLDERS' EQUITY	109,742,218	112,066,370
LIABILITIES AND SHAREHOLDERS' EQUITY	$ 114,382,545	$ 115,487,886